United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2002

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/14/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total: 255,979(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
Harrahs Entmt Inc                          C   41361910   $5,255      118500SH           SOLE                                118500
Host Marriott Corp                         C   44107P10   $5,977      528900SH           SOLE                                528900
Marriott Intl Inc                          C   57190320   $2,557       67200SH           SOLE                                 67200
Starwood Hotels & Resorts                  C   85590A20  $11,954      363450SH           SOLE                                363450
Archstone-Smith Tr                         C   39583109   $5,949      222800SH           SOLE                                222800
AvalonBay Cmntys Inc                       C   5348410   $12,562      269000SH           SOLE                                269000
Boston Pptys Corp                          C   10112110  $13,595     3403003SH           SOLE                               3403003
Brookfield Pptys Corp                      C   11290010   $8,410      418400SH           SOLE                                418400
Camden Ppty Tr                             C   13313110   $4,955      133800SH           SOLE                                133800
Chelsea Ppty Group Inc.                    C   16342110   $4,248      127000SH           SOLE                                127000
Equity Office Pptys Tr                     C   29474110  $18,459      613254SH           SOLE                                613254
Equity Residential                         C   29476L10  $14,432      502000SH           SOLE                                502000
Hospitality Pptys Tr                       C   44106M10   $4,504      123400SH           SOLE                                123400
Kilroy Rlty Corp                           C   49427F10   $5,299      198100SH           SOLE                                198100
Manufactured Home Cmntys Inc               C   56468210   $5,093      145100SH           SOLE                                145100
Pan Pac Retail Pptys Inc                   C   69806L10   $5,376      157300SH           SOLE                                157300
Prologis Tr                                C   74341010  $12,009      461900SH           SOLE                                461900
PS Business Pks Inc Calif                  C   69360J10   $4,390      125600SH           SOLE                                125600
Public Storage Inc                         C   74460D10  $12,447      335500SH           SOLE                                335500
Reckson Assocs Rlty Corp                   C   75621K10   $9,619      386300SH           SOLE                                386300
Regency Ctrs Corp                          C   75884910   $4,848      163500SH           SOLE                                163500
Rouse Co                                   C   77927310   $5,544      168000SH           SOLE                                168000
SL Green Rlty Corp                         C   78440X10  $10,014      280900SH           SOLE                                280900
Sunrise Assisted Living Inc                C   86768K10   $3,216      120000SH           SOLE                                120000
Taubman Centers Inc                        C   876664103  $2,929      192100SH           SOLE                                192100
United Dominion Rlty Tr Inc                C   91019710   $4,703      298600SH           SOLE                                298600
Vornado Rlty Tr                            C   92904210  $17,196      372200SH           SOLE                                372200
AMB Ppty Corp                              C   00163T10   $8,054      259800SH           SOLE                                259800
Apartment Invt & Mgmt Co                   C   03748R10  $10,553      214500SH           SOLE                                214500
Catellus Dev Corp                          C   14911110   $4,619      226200SH           SOLE                                226200
Mills Corp                                 C   60114810   $4,842      156200SH           SOLE                                156200
Simon Ppty Group Inc New                   C   82880610  $12,371      335800SH           SOLE                                335800




















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